Property and Equipment (Tables)	12 Months Ended
May 31, 2014
Property Plant And Equipment [Abstract]
Summary of Property and Equipment, Net

Property and equipment consisted of the following:

	As of May 31,
	2013	2014
	US$	US$
Buildings	142,294	139,708
Transportation equipment	7,548	7,868
Furniture and education equipment	63,131	65,120
Computer equipment and software	24,796	28,713
Leasehold improvements	131,987	136,371

	369,756	377,780
Less: accumulated depreciation and amortization	(123,690)	(155,401)
Construction in-process	1,196	2,956

	247,262	225,335